Waddell & Reed Advisors
                    Asset Strategy
                    Fund, Inc.

                    Semiannual
                    Report
                    --------------
                    March 31, 2001

CONTENTS


         3     President's Letter

         5     Performance Summary

         7     Portfolio Highlights

         8     Investments

        13     Statement of Assets and Liabilities

        14     Statement of Operations

        15     Statement of Changes in Net Assets

        16     Financial Highlights

        20     Notes to Financial Statements

        27     Independent Auditors' Report

        29     Directors & Officers














This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Asset Strategy Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the Waddell & Reed Advisors Asset Strategy Fund, Inc. current prospectus and current Fund performance information.

PRESIDENT'S LETTER OF ASSET STRATEGY FUND

March 31, 2001



Dear Shareholder,


We are pleased to share with you this report on your Fund's operations for the six months ended March 31, 2001.

The last six months brought a difficult environment for the stock markets and for the economy as a whole. Corporate earnings reports continued to fall short of expectations during both the fourth quarter of 2000 and the first quarter of 2001. Consumer confidence waned as energy prices rose and the stock markets tumbled. The technology sector continued to experience falling stock prices, with more traditional sectors such as financial services, health care and energy soon following suit as the declining market seemed to have an effect across the board.

In an effort to halt the downward trend, and to attempt to stave off a perceived recession, the Federal Reserve cut interest rates three times during the six-month period, including twice in January, for a total of 1.5 percentage points. Despite this action, the markets and the economy had not yet reversed their mostly negative course as of March 31. Nonetheless, most economists forecast further interest rate cuts during the balance of 2001, and Congress is contemplating a tax-cut package that could help improve the economic outlook as the year progresses.

For the last six months, the technology-heavy Nasdaq Industrial Index was down
39.9 percent. The other two major indexes also suffered, although not quite as much, as the S&P 500 declined 18.7 percent and the Dow Jones Industrial Average declined 6.2 percent.

By contrast, bonds have done fairly well during the last six months, as evidenced by the Salomon Brothers Broad Investment Grade Index increasing 7.4 percent for the period. It appears that a combination of the slowing economy, a declining stock market and falling interest rates has helped bond performance over the last six months.

Going forward, we believe it is essential for investors to maintain a long-term perspective and to maintain a diversified portfolio. Short-term downturns often create excellent buying opportunities, as well as opportunities to further diversify holdings. We believe that it remains important for all investors to review their investment asset allocation on a regular basis to ensure that it continues to adhere to individual risk tolerance and is adaptable to market changes.

Essentially, this country has experienced a decade of economic expansion.
Market volatility during the last six months has suggested that we may now be entering a recession, although there is no current consensus among economists and analysts. We believe that the best way to approach a fluctuating market is to develop a personal financial plan. From our experience, those who adhere to a structured and consistent investment program remain well positioned to take advantage of opportunities, including those presented by the market's occasional downdrafts.

Remember, a plan that is appropriate for you is appropriate regardless of inevitable market changes. You have a partnership with your Waddell & Reed financial advisor, and that partnership is built upon a customized program based on your specific needs. Focusing on that plan, despite market fluctuations, could be your key to a sound financial future. Thank you for your ongoing commitment and support.

Respectfully,

Robert L. Hechler
President

SHAREHOLDER SUMMARY OF ASSET STRATEGY FUND

--------------------------------------------------------------
Asset Strategy Fund

GOAL
To seek high total return over the long term.

Strategy
Invests in stocks, bonds and short-term instruments. Within each of these classes, the Fund may invest in both domestic and foreign securities. The Fund selects a mix which represents the way the Fund's investments will generally be allocated over the long term as indicated below. This mix will vary over shorter time periods as Fund holdings change based on the current outlook for the different markets. These changes may be based on such factors as interest rate changes, security valuation levels and/or a rise in the potential for growth stocks.

Founded
1995

Scheduled Dividend Frequency
Quarterly
(March, June, September, December)

Portfolio Strategy
Stocks 70% (can range from 0-100%).
Bonds 25% (can range from 0-100%).
Short-Term Instruments 5% (can range from 0-100%).

Performance Summary -- Class A Shares
          Per Share Data
For the Six Months Ended March 31, 2001
---------------------------------------
Dividends paid                  $0.08
                                =====
Capital gains distribution      $0.75
                                =====

Net asset value on
     3-31-01 $6.46 adjusted to: $7.21
     9-30-00                     7.53
                                -----
Change per share                $(0.32)
                                 =====

 (A)This number includes the capital gains distribution of $0.75 paid in December 2000 added to the actual net asset value on March 31, 2001.

    Past performance is not necessarily indicative of future results.

SHAREHOLDER SUMMARY OF ASSET STRATEGY FUND

--------------------------------------------------------------
Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term fluctuation and current performance may be less than the results shown below. Please check the Waddell & Reed website at www.waddell.com for more current performance information.

Average Annual Total Return (A)
                         Class A                      Class B
                  -----------------------    ------------------------
                      With      Without         With        Without
Period           Sales Load(B) Sales Load(C)  CDSC(D)        CDSC(E)
------            ----------   ----------    -----------    ----------
 1-year period
  ended 3-31-01     -8.14%      -2.53%          -6.67%        -3.20%
 5-year period
  ended 3-31-01     10.81%      12.13%            ---           ---
10-year period
  ended 3-31-01      ---          ---             ---           ---
Since inception of
  Class (F)         10.12%      11.20%          14.44%        16.95%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data is based on deduction of 5.75% sales load on the initial purchase in the periods.
(C)Performance data does not take into account the sales load deducted on an initial purchase.
(D)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 5.00% upon redemption at the end of the period.
(E)Performance data does not reflect the effect of paying the applicable CDSC upon redemption at the end of the period.
(F)3-9-95 for Class A shares and 10-6-99 for Class B shares (the date on which shares were first acquired by shareholders).


Average Annual Total Return (A)

Period            Class C (B)  Class Y (C)
------           -----------  -----------
 1-year period
  ended 3-31-01     -3.11%      -2.10%
 5-year period
  ended 3-31-01      ---        12.53%
10-year period
  ended 3-31-01      ---          ---
Since inception
  of Class (D)      17.39%      11.07%

(A)Performance data represents share price appreciation (depreciation), including reinvestment of all income and capital gains distributions. Performance data represents past performance and is no guarantee of future results. Share price, investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(B)Performance data reflects the effect of paying the applicable contingent deferred sales charge (CDSC) at a maximum of 1.00% which declines to zero at the end of the first year after investment. (Accordingly, these returns reflect no CDSC since it only applies to Class C shares held for twelve months or less.)
(C)Performance data does not include the effect of sales charges, as Class Y shares are not subject to these charges.
(D)10-5-99 for Class C shares and 9-27-95 for Class Y shares (the date on which shares were first acquired by shareholders).


A substantial portion of the Fund's returns during recent periods is attributable to investments in initial public offerings. No assurance can be given that the Fund will continue to be able to invest in such offerings to the same extent as it has in the past or that future offerings in which the Fund invests will have as equally beneficial impact on performance.

SHAREHOLDER SUMMARY OF ASSET STRATEGY FUND

--------------------------------------------------------------
Portfolio Highlights

On March 31, 2001, Waddell & Reed Advisors Asset Strategy Fund, Inc. had net assets totaling $144,724,785 invested in a diversified portfolio of:

   56.04%   United States Government Securities
   22.43%   Cash and Cash Equivalents
   11.03%   Common Stocks
    7.83%   Corporate Debt Securities
    1.99%   Bullion
    0.68%   Other Government Security


As a shareholder of Waddell & Reed Advisors Asset Strategy Fund, Inc., for every $100 you had invested on March 31, 2001, your Fund owned:

  $56.04    United States Government Securities
   22.43    Cash and Cash Equivalents
   11.03    Common Stocks
    7.83    Corporate Debt Securities
    1.99    Bullion
    0.68    Other Government Security

THE INVESTMENTS OF ASSET STRATEGY FUND

March 31, 2001
                                                Troy
                                              Ounces        Value

BULLION - 1.99%
 Gold  ...................................    11,189   $ 2,885,615
                                                      ------------
 (Cost: $2,982,308)

                                              Shares
COMMON STOCKS
Chemicals and Allied Products - 0.80%
 Pharmacyclics, Inc.*  ...................    14,500        325,797
 Smith International, Inc.*  .............    11,900        835,380
                                                      ------------
                                                          1,161,177
                                                      ------------

Electric, Gas and Sanitary Services - 1.62%
 Dominion Resources, Inc.  ...............     5,800        373,926
 El Paso Corporation  ....................    16,300      1,064,390
 NRG Energy, Inc.*  ......................    24,900        906,360
                                                      ------------
                                                          2,344,676
                                                      ------------

Industrial Machinery and Equipment - 0.48%
 Cooper Cameron Corporation*  ............    12,900        696,600
                                                      ------------

Metal Mining - 4.44%
 Barrick Gold Corporation  ...............    97,800      1,397,562
 Freeport-McMoRan Copper & Gold Inc.*  ...    68,000        887,400
 Homestake Mining Company  ...............   253,700      1,334,462
 Newmont Mining Corporation  .............    87,500      1,410,500
 Placer Dome Inc.  .......................   160,700      1,390,055
                                                      ------------
                                                          6,419,979
                                                      ------------

Oil and Gas Extraction - 2.62%
 Anadarko Petroleum Corporation  .........    17,700      1,111,206
 Burlington Resources Incorporated  ......    19,600        877,100
 Global Industries, Ltd.*  ...............    67,000        973,594
 Transocean Sedco Forex Inc.  ............    19,119        828,808
                                                      ------------
                                                          3,790,708
                                                      ------------

Transportation Equipment - 1.07%
 Lockheed Martin Corporation  ............    43,400      1,547,210
                                                      ------------

TOTAL COMMON STOCKS - 11.03%                            $15,960,350
 (Cost: $15,895,561)

                See Notes to Schedule of Investments on page 12.

THE INVESTMENTS OF ASSET STRATEGY FUND

March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Electric, Gas and Sanitary Services - 1.77%
 Dominion Resources, Inc.,
   7.4%, 9-16-02 .........................      $500    $   513,585
 El Paso Natural Gas Company,
   7.75%, 1-15-02 ........................       500        509,055
 PP&L Capital Funding, Inc.,
   7.7%, 11-15-07 ........................       500        514,995
 Public Service Electric and Gas Company,
   7.19%, 9-6-02 .........................       500        513,240
 WMX Technologies, Inc.,
   7.7%, 10-1-02 .........................       500        510,125
                                                      ------------
                                                          2,561,000
                                                      ------------

Fabricated Metal Products - 0.37%
 Crown Cork & Seal Company, Inc.,
   7.125%, 9-1-02 ........................       665        532,000
                                                      ------------

Food and Kindred Products - 0.35%
 Diageo Capital plc,
   6.0%, 3-27-03 .........................       500        507,400
                                                      ------------

Food Stores - 0.35%
 Safeway Inc.,
   7.0%, 9-15-02 .........................       500        512,470
                                                      ------------

General Merchandise Stores - 0.70%
 Grupo Elektra, S.A. de C.V.,
   12.75%, 5-15-01 .......................       500        502,500
 Wal-Mart Stores, Inc.,
   6.875%, 8-1-02 ........................       500        513,755
                                                      ------------
                                                          1,016,255
                                                      ------------

Industrial Machinery and Equipment - 0.35%
 Tyco International Group S.A.,
   6.25%, 6-15-03 ........................       500        506,855
                                                      ------------


                See Notes to Schedule of Investments on page 12.

THE INVESTMENTS OF ASSET STRATEGY FUND

March 31, 2001
                                           Principal
                                           Amount in
                                           Thousands        Value
CORPORATE DEBT SECURITIES (Continued)
Nondepository Institutions - 1.06%
 Banco Latinoamericano de Exportaciones, S.A.:
   6.5%, 4-2-01 (A) ......................      $500    $   500,000
   6.59%, 10-6-02 (A) ....................       500        510,460
 Nacional Financiera, S.N.C.,
   9.75%, 3-12-02 ........................       500        518,125
                                                      ------------
                                                          1,528,585
                                                      ------------

Oil and Gas Extraction - 0.36%
 Apache Corporation,
   9.25%, 6-1-02 .........................       500        521,195
                                                      ------------

Paper and Allied Products - 0.36%
 Federal Paper Board Company, Inc.,
   8.125%, 7-1-02 ........................       500        514,905
                                                      ------------

Petroleum and Coal Products - 0.35%
 USX Corporation,
   9.8%, 7-1-01 ..........................       500        503,980
                                                      ------------

Primary Metal Industries - 0.35%
 CSN Islands Corporation,
   9.625%, 8-2-02 (A) ....................       500        511,875
                                                      ------------

Railroad Transportation - 0.70%
 Norfolk Southern Corporation,
   6.95%, 5-1-02 .........................       500        507,910
 Union Pacific Corporation,
   5.78%, 10-15-01 .......................       500        501,225
                                                      ------------
                                                          1,009,135
                                                      ------------

Transportation Equipment - 0.76%
 Lockheed Martin Corporation,
   6.85%, 5-15-01 ........................       500        500,865
 TRW Inc.:
   6.45%, 6-15-01 ........................       500        499,465
   6.5%, 6-1-02 ..........................       100         99,992
                                                      ------------
                                                          1,100,322
                                                      ------------

TOTAL CORPORATE DEBT SECURITIES - 7.83%                 $11,325,977
 (Cost: $11,241,709)
                See Notes to Schedule of Investments on page 12.

THE INVESTMENTS OF ASSET STRATEGY FUND

March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

OTHER GOVERNMENT SECURITIES
Argentina - 0.33%
 Republic of Argentina (The),
   0.0%, 10-15-01 ........................   $   500    $   477,500
                                                      ------------

Mexico - 0.35%
 United Mexican States,
   8.625%, 3-12-08 .......................       500       506,250
                                                      ------------

TOTAL OTHER GOVERNMENT SECURITIES - 0.68%               $   983,750
 (Cost: $964,235)

UNITED STATES GOVERNMENT SECURITIES
 United States Treasury:
   5.25%, 8-15-03 ........................     7,500      7,659,375
   6.5%, 8-15-05 .........................       500        537,735
   5.75%, 11-15-05 (B) ...................    41,200     43,227,452
   6.125%, 8-15-07 .......................    21,650     23,199,274
   5.75%, 8-15-10 ........................     1,000      1,054,680
   5.375%, 2-15-31                             5,500     5,429,545

TOTAL UNITED STATES GOVERNMENT SECURITIES - 56.04%     $81,108,061
 (Cost: $80,773,983)

                                                Face
                                           Amount in
                                           Thousands

UNREALIZED GAIN ON OPEN
FORWARD CURRENCY CONTRACTS - 0.14%
 Japanese Yen, 11-30-01 (C)  .............  Y850,413    $   200,805
                                                      ------------

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Chemicals and Allied Products - 2.76%
 Glaxo Wellcome PLC,
   4.9%, 4-26-01 .........................  $  4,000      3,986,389
                                                      ------------

Communication - 2.76%
 Verizon Network Funding Corporation,
   5.05%, 4-18-01 ........................     4,000      3,990,461
                                                      ------------
                See Notes to Schedule of Investments on page 12.

THE INVESTMENTS OF ASSET STRATEGY FUND

March 31, 2001

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
General Merchandise Stores - 2.76%
 Wal-Mart Stores, Inc.:
   4.91%, 4-10-01 ........................    $2,000   $  1,997,545
   4.93%, 4-17-01 ........................     2,000      1,995,618
                                                      ------------
                                                          3,993,163
                                                      ------------
Instruments and Related Products - 2.13%
 Emerson Electric Co.,
   4.9%, 4-27-01 .........................     3,100      3,089,029
                                                      ------------
Nondepository Institutions - 5.30%
 Caterpillar Financial Services Corp.,
   4.9%, 4-27-01 .........................     5,000      4,982,306
 PACCAR Financial Corp.,
   4.9250%, Master Note ..................     2,689      2,689,000
                                                      ------------
                                                          7,671,306
                                                      ------------

Paper and Allied Products - 3.44%
 Sonoco Products Co.,
   4.92%, 4-23-01 ........................     5,000      4,984,967
                                                      ------------

Security and Commodity Brokers - 2.76%
 Merrill Lynch & Co. Inc.,
   4.92%, 4-20-01 ........................     4,000      3,989,613
                                                      ------------

TOTAL SHORT-TERM SECURITIES - 21.91%                   $ 31,704,928
 (Cost: $31,704,928)

TOTAL INVESTMENTS - 99.62%                             $144,169,486
 (Cost: $143,562,724)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.38%          555,299

NET ASSETS - 100.00%                                   $144,724,785


                See Notes to Schedule of Investments on page 12.

THE INVESTMENTS OF ASSET STRATEGY FUND

March 31, 2001


Notes to Schedule of Investments
     *No income dividends were paid during the preceding 12 months.
(A) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2001, the total value of these securities amounted to $1,522,335 or 1.05% of net assets.

(B) As of March 31, 2001, a portion of the security is pledged against the following written call options (See Note 6 to financial statements):

                         Contracts
     Underlying          Subject  Expiration Month/Premium    Market
     Security            to Call  Exercise Price  Received     Value
---------------------------       ----------------------------------- ------
Analog Devices, Inc.      305       April/45      $ 57,340  $ 14,881
eBay Inc.                 169       April/40        48,587    33,800
King Pharmaceuticals, Inc. 25       April/45         3,300     2,750
King Pharmaceuticals, Inc.321       April/40        98,547    99,510
McData Corporation,
  Class B                 272       April/25        48,756    67,222
Rambus Inc.               291       April/25        60,237    58,200
Siebel Systems, Inc.      149       April/30        59,302    27,723
Texas Instruments
  Incorporated            426           April/35   107,778    31,473
                                                  --------  --------
                                                  $483,847  $335,559
                                                  ========  ========

(C) Principal amounts are denominated in the indicated foreign currency, where applicable (Y - Japanese Yen).

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

     See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

STATEMENT OF ASSETS AND LIABILITIES

ASSET STRATEGY FUND
March 31, 2001
(In Thousands, Except for Per Share Amounts)
ASSETS
 Investments -- at value (Notes 1 and 4):
   Bullion (cost - $2,982) .........................       $  2,886
   Securities (cost - $140,580) ....................        141,283
                                                            -------
                                                            144,169
 Cash   ............................................              5
 Receivables:
   Dividends and interest ..........................          1,417
   Fund shares sold ................................          1,347
 Prepaid insurance premium  ........................             10
                                                            -------
    Total assets  ..................................        146,948
LIABILITIES                                                 -------
 Payable for investment securities purchased  ......          1,272
 Payable to Fund shareholders  .....................            532
 Outstanding call options at market (Note 6) .......            336
 Accrued transfer agency and dividend
   disbursing (Note 2) .............................             36
 Accrued service fee (Note 2)  .....................             18
 Accrued distribution fee (Note 2)  ................              9
 Accrued management fee (Note 2)  ..................              5
 Accrued accounting services fee (Note 2)  .........              4
 Other liabilities  ................................             11
                                                            -------
    Total liabilities  .............................          2,223
                                                            -------
      Total net assets .............................       $144,725
NET ASSETS                                                  =======
 $0.01 par value capital stock
   Capital stock ...................................       $    224
   Additional paid-in capital ......................        144,727
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income             276
   Accumulated undistributed net realized loss on
    investment transactions  .......................        (1,257)
   Net unrealized appreciation in value of
    investments  ...................................            607
   Net unrealized appreciation in value of written
    call options ...................................            148
    Net assets applicable to outstanding                    -------
      units of capital .............................       $144,725
Net asset value per share (net assets divided               =======
 by shares outstanding)
 Class A  ..........................................          $6.46
 Class B  ..........................................          $6.46
 Class C  ..........................................          $6.46
 Class Y  ..........................................          $6.46
Capital shares outstanding
 Class A  ..........................................         19,505
 Class B  ..........................................          2,182
 Class C  ..........................................            613
 Class Y  ..........................................            103
Capital shares authorized ..........................      1,000,000
                   See Notes to Financial Statements.

STATEMENT OF OPERATIONS

ASSET STRATEGY FUND
For the Six Months Ended March 31, 2001
(In Thousands)
INVESTMENT INCOME
 Income (Note 1B):
   Interest and amortization .......................        $2,051
   Dividends .......................................           199
                                                           -------
    Total income  ..................................         2,250
                                                           -------
 Expenses (Notes 2 and 3):
   Investment management fee .......................           422
   Transfer agency and dividend disbursing:
    Class A ........................................           164
    Class B ........................................            20
    Class C ........................................             6
   Service fee:
    Class A ........................................           119
    Class B ........................................            13
    Class C ........................................             4
   Distribution fee:
    Class A ........................................            14
    Class B ........................................            39
    Class C ........................................            11
   Registration fees ...............................            34
   Accounting services fee .........................            24
   Audit fees ......................................             9
   Custodian fees ..................................             8
   Legal fees ......................................             2
   Shareholder servicing - Class Y..................             1
   Other ...........................................            36
                                                           -------
    Total expenses  ................................           926
                                                           -------
      Net investment income ........................         1,324
REALIZED AND UNREALIZED GAIN (LOSS) ON                     -------
 INVESTMENTS (NOTES 1 AND 3)
 Realized net loss on securities  ..................        (1,317)
 Realized net gain on foreign currency transactions              1
 Realized net gain on written call options  ........           905
                                                           -------
   Realized net loss on investments ................          (411)
                                                           -------
 Unrealized depreciation in value of securities
   during the period ...............................        (6,975)
 Unrealized appreciation in value of written call
   options during the period .......................           290
                                                           -------
   Unrealized depreciation in value of investments
    during the period  .............................        (6,685)
                                                           -------
    Net loss on investments  .......................        (7,096)
                                                           -------
      Net decrease in net assets resulting
       from operations  ............................       $(5,772)
                                                           =======
                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

ASSET STRATEGY FUND
(In Thousands)                           For the six  For the fiscal
                                        months ended   year ended
                                          March 31,   September 30,
                                             2001          2000
INCREASE (DECREASE) IN NET ASSETS       --------------------------
 Operations:
   Net investment income ............       $  1,324        $   522
   Realized net gain (loss)
    on investments  .................           (411)        11,343
   Unrealized appreciation
    (depreciation)  .................         (6,685)         5,370
                                             -------        -------
    Net increase (decrease) in net assets
      resulting from operations .....         (5,772)        17,235
                                             -------        -------
 Distributions to shareholders from (Note 1E):*
   Net investment income:
    Class A  ........................         (1,222)          (328)
    Class B  ........................            (50)           ---**
    Class C  ........................            (17)           ---**
    Class Y  ........................             (8)            (4)
   Realized gains on securities transactions:
    Class A  ........................         (9,948)        (1,532)
    Class B  ........................           (900)           (14)
    Class C  ........................           (263)            (4)
    Class Y  ........................            (67)            (9)
                                             -------        -------
                                             (12,475)        (1,891)
                                             -------        -------
 Capital share transactions
   (Note 5) .........................         64,644        34,594
                                             -------        -------
    Total increase  .................         46,397        49,938
NET ASSETS
 Beginning of period  ...............         98,328         48,390
                                             -------        -------
 End of period, including undistributed
   net investment income of $276
   and $248, respectively ...........       $144,725        $98,328
                                             =======        =======

 *See "Financial Highlights" on pages 16 - 19.
**Not shown due to rounding.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

ASSET STRATEGY FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                    For the
                        six            For the fiscal
                     months        year ended September 30,
                      ended  ------------------------------------
                    3-31-01    2000   1999    1998   1997    1996
                    -------  ------ ------  ------ ------  ------
Net asset value,
 beginning of period  $7.53   $5.82  $5.78   $5.99  $5.24   $5.42
                      -----   -----  -----   -----  -----   -----
Income (loss) from investment operations:
 Net investment
   income ..........   0.07    0.04   0.09    0.15   0.16    0.15
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.31)   1.88   0.29    0.28   0.74   (0.17)
                      -----   -----  -----   -----  -----   -----
Total from investment
 operations  .......  (0.24)   1.92   0.38    0.43   0.90   (0.02)
                      -----   -----  -----   -----  -----   -----
Less distributions:
 From net investment
   income ..........  (0.08)  (0.03) (0.10)  (0.17) (0.15)  (0.15)
 From capital gains   (0.75)  (0.18) (0.24)  (0.47) (0.00)  (0.00)
 In excess of capital
   gains ...........  (0.00)  (0.00) (0.00)  (0.00) (0.00)  (0.01)
                      -----   -----  -----   -----  -----   -----
Total distributions   (0.83)  (0.21) (0.34)  (0.64) (0.15)  (0.16)
                      -----   -----  -----   -----  -----   -----
Net asset value,
 end of period  ....  $6.46   $7.53  $5.82   $5.78  $5.99   $5.24
                      =====   =====  =====   =====  =====   =====
Total return* ......  -3.56%  33.87%  6.90%   7.89% 17.46%  -0.49%
Net assets, end of period
 (in millions) .....   $126     $89    $48     $33    $28     $32
Ratio of expenses to
 average net assets    1.44%** 1.55%  1.90%   1.62%  1.70%   1.68%
Ratio of net investment
 income to average net
 assets  ...........   2.27%** 0.74%  1.55%   2.45%  2.87%   2.93%
Portfolio
 turnover rate  .... 126.30% 174.40%176.63% 230.09%173.88%  91.06%

  *Total return calculated without taking into account the sales load deducted on an initial purchase.
 **Annualized.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

ASSET STRATEGY FUND
Class B Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                           For the
                            For the         period
                                six           from
                             months       10-6-99*
                              ended        through
                            3-31-01        9-30-00
                            -------        -------
Net asset value,
 beginning of period          $7.50          $5.89
                              ----           ----
Income (loss) from investment
 operations:
 Net investment income         0.04           0.01
 Net realized and
   unrealized gain (loss)
   on investments ..          (0.30)          1.79
                              ----           ----
Total from investment
 operations  .......          (0.26)          1.80
                              ----           ----
Less distributions:
 From net investment
   income ..........          (0.03)         (0.01)
 From capital gains           (0.75)         (0.18)
                              ----           ----
Total distributions           (0.78)         (0.19)
                              ----           ----
Net asset value,
 end of period  ....          $6.46          $7.50
                              ====           ====
Total return .......          -3.85%         31.71%
Net assets, end of
 period (in
 millions)  ........            $14             $7
Ratio of expenses to
 average net assets            2.26%**        2.29%**
Ratio of net investment
 income to average
 net assets  .......           1.45%**        0.22%**
Portfolio turnover
 rate  .............         126.30%        174.40%***

  *Commencement of operations.
 **Annualized.
***For the fiscal year ended September 30, 2000.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

ASSET STRATEGY FUND
Class C Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                                           For the
                            For the         period
                                six           from
                             months       10-5-99*
                              ended        through
                            3-31-01        9-30-00
                            -------        -------
Net asset value,
 beginning of period          $7.51          $5.86
                              ----           ----
Income (loss) from investment
 operations:
 Net investment income         0.04           0.01
 Net realized and
   unrealized gain (loss)
   on investments ..          (0.30)          1.83
                              ----           ----
Total from investment
 operations  .......          (0.26)          1.84
                              ----           ----
Less distributions:
 From net investment
   income ..........          (0.04)         (0.01)
 From capital gains           (0.75)         (0.18)
                              ----           ----
Total distributions           (0.79)         (0.19)
                              ----           ----
Net asset value,
 end of period  ....          $6.46          $7.51
                              ====           ====
Total return .......          -3.88%         32.47%
Net assets, end of
 period (in millions)            $4             $2
Ratio of expenses to
 average net assets            2.26%**        2.25%**
Ratio of net investment
 income to average
 net assets  .......           1.45%**        0.30%**
Portfolio turnover
 rate  .............         126.30%        174.40%***

  *Commencement of operations.
 **Annualized.
***For the fiscal year ended September 30, 2000.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

ASSET STRATEGY FUND
Class Y Shares
For a Share of Capital Stock Outstanding Throughout Each Period:
                    For the
                        six         For the fiscal year
                     months         ended September 30,
                      ended -------------------------------------
                    3-31-01    2000   1999    1998   1997    1996
                    ------- --------------  ------ ------ -------
Net asset value,
 beginning of period  $7.53   $5.83  $5.78   $5.99  $5.24   $5.42
                      -----   -----  -----   -----  -----   -----
Income (loss) from investment
 operations:
 Net investment
   income ..........   0.10    0.08   0.12    0.16   0.17    0.16
 Net realized and
   unrealized gain
   (loss) on
   investments .....  (0.32)   1.86   0.28    0.29   0.75   (0.17)
                      -----   -----  -----   -----  -----   -----
Total from investment
 operations  .......  (0.22)   1.94   0.40    0.45   0.92   (0.01)
                      -----   -----  -----   -----  -----   -----
Less distributions:
 From net investment
   income ..........  (0.10)  (0.06) (0.11)  (0.19) (0.17)  (0.16)
 From capital gains   (0.75)  (0.18) (0.24)  (0.47) (0.00)  (0.00)
 In excess of
   capital gains ...  (0.00)  (0.00) (0.00)  (0.00) (0.00)  (0.01)
                      -----   -----  -----   -----  -----   -----
Total distributions   (0.85)  (0.24) (0.35)  (0.66) (0.17)  (0.17)
                      -----   -----  -----   -----  -----   -----
Net asset value,
 end of period  ....  $6.46   $7.53  $5.83   $5.78  $5.99   $5.24
                      =====   =====  =====   =====  =====   =====
Total return .......  -3.36%  34.21%  7.35%   8.26% 17.93%  -0.21%
Net assets, end of
 period (000
 omitted)  .........   $665    $474   $284    $243   $322    $330
Ratio of expenses
 to average net
 assets  ...........   1.04%*  1.26%  1.49%   1.37%  1.28%   1.29%
Ratio of net
 investment income
 to average net
 assets  ...........   2.67%*  1.16%  1.96%   2.79%  3.29%   3.43%
Portfolio
 turnover rate ..... 126.30% 174.40%176.63% 230.09%173.88%  91.06%

*Annualized.
                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2001

NOTE 1 -- Significant Accounting Policies

     Waddell & Reed Advisors Asset Strategy Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide a high total return with reduced risk over the long term through investments in stocks, bonds and short-term instruments. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 4 -- Investment Security Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 5 -- Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

F.   Options -- See Note 6.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A new provision in the AICPA Audit and Accounting Guide for Investment Companies, as revised, requires mandatory amortization of premiums and discounts on debt securities for fiscal years beginning after December 15, 2000. The Fund already amortizes premiums and discounts on debt securities; therefore management believes there will be no impact to the Fund.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion. The Fund accrues and pays the fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and W&R, Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10          $      0
           From $   10 to $   25          $ 11,000
           From $   25 to $   50          $ 22,000
           From $   50 to $  100          $ 33,000
           From $  100 to $  200          $ 44,000
           From $  200 to $  350          $ 55,000
           From $  350 to $  550          $ 66,000
           From $  550 to $  750          $ 77,000
           From $  750 to $1,000          $ 93,500
                $1,000 and Over           $110,000

     In addition, for each class of shares in excess of one, the Fund pays WARSCO a monthly per-class fee equal to 2.5% of the monthly base fee.

     For Class A, Class B and Class C shares, the Fund pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.4125 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $948,106. During the period ended March 31, 2001, W&R received $6,907 and $1,331 in deferred sales charges for Class B shares and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $777,660 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

     The Fund paid Directors' fees of $1,670, which are included in other expenses.

     W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Purchases of investment securities, other than U.S. Government and short-term securities, aggregated $63,530,757 while proceeds from maturities and sales aggregated $95,491,313. Purchases of options aggregated $2,161,975, while proceeds from options aggregated $3,446,392. Purchases of short-term securities and U.S. Government securities aggregated $487,218,744 and $92,795,609, respectively. Proceeds from maturities and sales of short-term securities and U.S. Government securities aggregated $477,157,023 and $16,624,297, respectively. Purchases of gold bullion aggregated $2,076,858, while proceeds from sales of gold bullion aggregated $712,365.

     For Federal income tax purposes, cost of investments owned at March 31, 2001 was $144,274,465, resulting in net unrealized depreciation of $305,784, of which $1,152,657 related to appreciated securities and $1,458,441 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     United Gold & Government Fund, Inc. ("UGG"), one of the mutual funds managed by WRIMCO, was merged into the Fund as of June 30, 1999. At the time of the merger UGG had capital loss carryovers available to offset future gains of the Fund. These carryovers are limited to $489,523 for each period ending from September 30, 2000 through 2006. UGG also had net unrealized capital gains of $433,285 at the time of the merger which could increase the limitation above if there is recognition of such gains.

     For Federal income tax purposes, the Fund realized capital gain net income of $11,181,446 during its fiscal year ended September 30, 2000, which included utilization of $922,808 of UGG's capital loss carryovers. The carryover utilization consisted of the annual limitation amount of $489,523 plus UGG's unrealized gains as of the merger date realized during fiscal year ended September 30, 2000 limited to $433,285. The capital gain net income has been distributed to the Fund's shareholders.

NOTE 5 -- Multiclass Operations

     The Fund is authorized to offer four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

     Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

     Transactions in capital stock are summarized below. Amounts are in thousands.


                           For the       For the
                         six months   fiscal year
                              ended         ended
                          March 31, September 30,
                               2001          2000
                       ------------  ------------
Shares issued from sale
 of shares:
 Class A  ............        7,595         4,751
 Class B .............        1,274           959
 Class C .............          383           312
 Class Y  ............           61            36
Shares issued from reinvestment
 of dividends and/or capital
 gains distribution:
 Class A  ............        1,629           292
 Class B .............          140             2
 Class C .............           41             1
 Class Y  ............           11             2
Shares redeemed:
 Class A  ............       (1,488)       (1,538)
 Class B .............         (163)          (29)
 Class C .............         (118)           (7)
 Class Y  ............          (32)          (24)
                              -----         -----
Increase in outstanding
 capital shares ......        9,333         4,757
                              =====         =====
Value issued from sale
 of shares:
 Class A  ............      $53,092       $34,166
 Class B .............        8,874         6,916
 Class C .............        2,675         2,263
 Class Y  ............          428           261
Value issued from reinvestment
 of dividends and/or capital
 gains distribution:
 Class A  ............       10,988         1,840
 Class B .............          949            14
 Class C .............          275             4
 Class Y  ............           75            13
Value redeemed:
 Class A  ............      (10,536)      (10,441)
 Class B .............       (1,130)         (221)
 Class C .............         (821)          (47)
 Class Y  ............         (225)         (174)
                             ------       -------
Increase in outstanding
 capital  ............      $64,644       $34,594
                             ======       =======

NOTE 6 -- Options

     Options purchased by the Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

     When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or at a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. For the Fund, when a put written is exercised, the cost basis of the securities purchased by the Fund is reduced by the amount of the premium.

     Transactions in call options written were as follows:

                               Number of       Premiums
                               Contracts       Received
                               ---------       --------
     Outstanding at
       September 30, 2000          1,069     $  104,274
     Options written              16,047      3,446,392
     Options terminated
       in closing purchase
       transactions             (14,484)     (2,997,907)
     Options exercised               ---            ---
     Options expired               (674)        (68,912)
                                   -----      ---------
     Outstanding at
       March 31, 2001              1,958     $  483,847
                                   =====      =========

INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholders,
Waddell & Reed Advisors Asset Strategy Fund, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Asset Strategy Fund, Inc. (the "Fund") as of March 31, 2001, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended September 30, 2000, and the financial highlights for the six-month period ended March 31, 2001, and for each of the five fiscal years in the period ended September 30, 2000. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Asset Strategy Fund, Inc. as of March 31, 2001, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended September 30, 2000, and the financial highlights for the six-month period ended March 31, 2001, and for each of the five fiscal years in the period ended September 30, 2000, in conformity with accounting principles generally accepted in the United States of America.





Deloitte & Touche LLP
Kansas City, Missouri
May 9, 2001

To all traditional IRA Planholders:


As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

DIRECTORS

Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, San Mateo, California
Linda K. Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin



OFFICERS
Robert L. Hechler, President
Michael L. Avery, Vice President
Henry J. Herrmann, Vice President
Theodore W. Howard, Vice President and Treasurer
Kristen A. Richards, Vice President and Secretary
Daniel C. Schulte, Vice President
Daniel J. Vrabac, Vice President

The Waddell & Reed Advisors Group of Mutual Funds


Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund, Inc.
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Cash Management, Inc.
Waddell & Reed Advisors Continental Income Fund, Inc.
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Global Bond Fund, Inc.
Waddell & Reed Advisors Government Securities Fund, Inc.
Waddell & Reed Advisors High Income Fund, Inc.
Waddell & Reed Advisors International Growth Fund, Inc.
Waddell & Reed Advisors Municipal Bond Fund, Inc.
Waddell & Reed Advisors Municipal High Income Fund, Inc.
Waddell & Reed Advisors Municipal Money Market Fund, Inc.
Waddell & Reed Advisors New Concepts Fund, Inc.
Waddell & Reed Advisors Retirement Shares, Inc.
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund, Inc.
Waddell & Reed Advisors Tax-Managed Equity Fund, Inc.
Waddell & Reed Advisors Value Fund, Inc.
Waddell & Reed Advisors Vanguard Fund, Inc.






FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (888)-WADDELL
  (888)-923-3355

Our INTERNET address is:
  http://www.waddell.com

NUR1017SA(3-01)

For more complete information regarding any of the mutual funds in Waddell & Reed Advisors Funds, including charges and expenses, please obtain the Fund's prospectus by calling or writing to the number or address listed above. Please read the prospectus carefully before investing.